UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptors ETF Fidelity® Disruptors ETF : FDIF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, market selection contributed to the fund's performance versus the MSCI All Country World Index for the fiscal year, especially overweights in Singapore and the U.S., and an underweight in Denmark.
•By industry, a sizable overweight in application software stood out to the upside. Overweight exposure and investment choices in interactive home entertainment and movies & entertainment also helped, along with an underweight in pharmaceuticals.
•The top individual relative contributor was the fund's overweight in Sea, which gained 138%. The company was one of the fund's largest holdings this period, though we decreased our position by period end. Another notable relative contributor was the fund's outsized position in Netflix (+86%). This period we reduced our stake in Netflix, though it remained a core holding.
•In contrast, from a regional standpoint, stock picks in the United States and an underweight in China notably detracted from the fund's performance versus the MSCI index.
•By industry, stock picking in interactive media & services and positioning biotechnology were important detractors versus the index.
•The biggest individual relative detractor was our outsized stake in Snap (-38%), which was sold from the fund by period end. A second notable relative detractor was an overweight in PDD Holdings (-35%). We trimmed this position.
•Notable changes in positioning include increased exposure to transaction & payment processing services and a lower allocation to semiconductors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptors ETF - NAV A	14.68%	10.21%	13.12%
MSCI ACWI (All Country World Index) Index A	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$90,248,131
Number of Holdings	6
Total Advisory Fee	$0
Portfolio Turnover	5%
What did the Fund invest in?
(as of May 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 81.2
International Equity Funds - 18.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Disruptive Communications ETF	21.1
Fidelity Disruptive Finance ETF	21.0
Fidelity Disruptive Technology ETF	20.1
Fidelity Disruptive Medicine ETF	19.0
Fidelity Disruptive Automation ETF	18.8
100.0
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913348.101    7027-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Technology ETF Fidelity® Disruptive Technology ETF : FDTX Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 54	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an overweight in the United States and stock picks in Europe ex U.K. contributed to the fund's performance versus the MSCI All Country World Information Technology Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary contributor, especially an overweight in application software. Security selection in movies & entertainment also boosted the fund's relative performance. Also contributing to our result was an overweight in systems software.
•The top individual relative contributor was our non-index stake in Netflix (+85%). The company was one of the fund's largest holdings this period, though we decreased our position by period end. A non-index stake in Sea gained 134% and was the second-largest relative contributor. The stock was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in Shopify (+76%).
•In contrast, from a regional standpoint, stock picks in the United States and an underweight in emerging markets, primarily in China, detracted from the fund's performance versus the industry index.
•By industry, the primary detractor from performance versus the industry index was security selection in application software. Also hurting our result was stock picking in systems software and broadline retail.
•The biggest individual relative detractor was our stake in ASML (-19%). The company was among our largest holdings this period, but the stock was not held at period end. A second notable relative detractor was an overweight in Marvell Technology (-12%). The stock was one of our largest holdings. Another notable relative detractor this period was avoiding AppLovin, an index component that gained approximately 382%.
•Notable changes in positioning include increased exposure to Israel and a lower allocation to Netherlands. By industry, meaningful changes in positioning include higher allocations to systems software and technology hardware, storage & peripherals.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Technology ETF - NAV A	14.72%	11.60%	14.35%
MSCI All Country World Information Technology Equal Weighted Index A	13.20%	7.85%	9.69%
MSCI ACWI (All Country World Index) Index A	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$169,882,149
Number of Holdings	46
Total Advisory Fee	$798,270
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	66.0
Communication Services	17.5
Consumer Discretionary	8.8
Financials	3.6
Industrials	1.1
Health Care	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 68.9
Netherlands - 6.0
Taiwan - 5.2
Germany - 3.3
Japan - 3.2
Korea (South) - 2.7
Singapore - 2.6
Canada - 2.1
Ireland - 1.6
Others - 4.4

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	6.4
NVIDIA Corp	6.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.2
Meta Platforms Inc Class A	5.0
Amazon.com Inc	4.9
Marvell Technology Inc	3.7
SAP SE	3.3
Samsung Electronics Co Ltd	2.7
Sea Ltd Class A ADR	2.6
Datadog Inc Class A	2.6
42.5
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913347.101    6999-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Medicine ETF Fidelity® Disruptive Medicine ETF : FMED Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 50	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an overweight in the United States and security selection and an underweight in emerging markets, primarily in China, detracted from the fund's performance versus the MSCI All Country World Health Care Equal Weighted Index Net MA for the fiscal year.
•By industry, security selection was the primary detractor, especially within biotechnology. Also hurting our result was stock selection in life sciences tools & services and health care technology.
•The largest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-50%). The company was one of the fund's biggest holdings this period. A second notable relative detractor was an overweight in UnitedHealth Group (-38%). The company also was among our largest holdings this period. An overweight in Danaher (-26%), another of the fund's largest holdings, also hurt.
•In contrast, from a regional standpoint, stock selection and an underweight in Europe ex U.K. and stock picks in the United States contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was stock picking in health care equipment. An overweight in health care technology and an underweight in health care facilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alnylam Pharmaceuticals (+108%). The stock was among the fund's biggest holdings. The second-largest relative contributor was an overweight in Insulet (+83%), also one of the fund's biggest holdings. Another notable relative contributor was an overweight in Boston Scientific (+39%). The company was the fund's largest holding.
•Notable changes in positioning include increased exposure to Belgium. By industry, meaningful changes in positioning include increased exposure to health care technology and a lower allocation to managed health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Medicine ETF - NAV A	-0.19%	-0.54%	1.45%
MSCI All Country World Healthcare Equal Weighted Index A	4.44%	0.10%	1.85%
MSCI ACWI (All Country World Index) Index A	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$49,609,026
Number of Holdings	65
Total Advisory Fee	$265,017
Portfolio Turnover	30%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	99.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.4
Netherlands - 5.4
Belgium - 2.7
France - 2.2
Switzerland - 1.5
China - 1.3
Denmark - 1.3
Canada - 0.9
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	6.5
Insulet Corp	4.2
Intuitive Surgical Inc	3.8
Alnylam Pharmaceuticals Inc	3.7
Veeva Systems Inc Class A	3.6
Exact Sciences Corp	3.5
Argenx SE ADR	3.5
Waystar Holding Corp	3.4
Penumbra Inc	3.3
Danaher Corp	3.3
38.8
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913346.101    6998-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Automation ETF Fidelity® Disruptive Automation ETF : FBOT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 53	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in Europe ex U.K. and stock selection and an overweight in Japan detracted from the fund's performance versus the MSCI All Country World Industrials Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in aerospace & defense. Picks in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an overweight in industrial machinery & supplies & components.
•The biggest individual relative detractor was our stake in Teradyne (-44%). The company was one of the fund's biggest holdings this period. A second notable relative detractor was our holding in Renishaw (-30%). Another notable relative detractor was our stake in PTC (-4%). The company was one of the fund's biggest holdings. All of these detractors were non-index positions.
•In contrast, from a regional standpoint, security selection in emerging markets contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was security selection in semiconductors. Stock selection in automobile manufacturers also boosted relative performance. Also contributing to our result were security selection and an underweight in electrical components & equipment.
•The fund's stake in Tesla gained roughly 96% and was the top individual relative contributor. This period we decreased our position in Tesla. A second notable relative contributor was our stake in Taiwan Semiconductor Manufacturing (+31%). The stock was the fund's largest holding. A stake in Nvidia gained approximately 23% and notably helped. The company was one of the fund's biggest holdings. All of these contributors were non-index positions.
•Notable changes in positioning include decreased exposure to China and a higher allocation to Germany. By industry, meaningful changes in positioning include higher allocations to aerospace & defense and construction machinery & heavy transportation equipment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Automation ETF - NAV A	11.45%	10.72%	14.25%
MSCI All Country World Industrials Equal Weighted Index A	13.96%	11.38%	13.08%
MSCI ACWI (All Country World Index) Index A	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$120,497,540
Number of Holdings	46
Total Advisory Fee	$514,936
Portfolio Turnover	33%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	52.5
Information Technology	35.4
Consumer Discretionary	5.6
Health Care	2.6
Communication Services	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 49.4
Japan - 17.4
China - 8.0
Taiwan - 7.7
Germany - 4.4
Sweden - 3.3
United Kingdom - 2.7
Canada - 2.3
France - 2.1
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	5.8
PTC Inc	5.8
NVIDIA Corp	5.5
Deere & Co	4.9
Axon Enterprise Inc	4.5
Siemens AG	3.3
Shenzhen Inovance Technology Co Ltd A Shares (China)	3.1
SMC Corp	2.8
THK Co Ltd	2.8
Uber Technologies Inc	2.7
41.2
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913343.101    6995-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Communications ETF Fidelity® Disruptive Communications ETF : FDCF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 55	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an underweight in Europe ex U.K. and stock selection in the United States detracted from the fund's performance versus the MSCI All Country World Communication Services Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in integrated telecommunication services. Security selection and an overweight in interactive media & services also notably hampered the fund's result. Further hurting our result was security selection in broadline retail.
•The fund's non-index stake in PDD returned -36% and was the biggest individual relative detractor. A second notable relative detractor was our stake in Snap (-39%). The stock was not held at period end. An overweight in Alphabet (0%) also hurt. The stock was one of the fund's biggest holdings.
•In contrast, from a regional standpoint, stock picks and an overweight in Asia Pacific ex Japan, primarily in Singapore, contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was stock selection in interactive home entertainment. Security selection in internet services & infrastructure and movies & entertainment also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Sea (+138%). The company was the fund's biggest holding. A non-index stake in Liberty Broadband gained approximately 71% and was the second-largest relative contributor. The stock was one of the fund's biggest holdings. A non-index stake in Twilio gained roughly 108% and notably helped.
•Notable changes in positioning include decreased exposure to China and a higher allocation to Taiwan. By industry, meaningful changes in positioning include increased exposure to cable & satellite and integrated telecommunication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Communications ETF - NAV A	19.63%	13.14%	16.07%
MSCI All Country World Communication Services Equal Weighted Index A	19.98%	4.00%	5.67%
MSCI ACWI (All Country World Index) Index A	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$69,058,893
Number of Holdings	43
Total Advisory Fee	$287,145
Portfolio Turnover	23%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Communication Services	48.9
Information Technology	30.7
Consumer Discretionary	9.2
Real Estate	4.9
Industrials	4.1
Energy	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 73.8
Singapore - 7.2
China - 5.6
Taiwan - 4.3
Spain - 2.5
Canada - 2.3
Korea (South) - 1.7
India - 1.3
Netherlands - 0.8
Japan - 0.5

TOP HOLDINGS (% of Fund's net assets)
Sea Ltd Class A ADR	7.2
Amazon.com Inc	5.1
Alphabet Inc Class A	5.0
NVIDIA Corp	5.0
American Tower Corp	4.9
T-Mobile US Inc	4.3
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.3
Arista Networks Inc	4.1
Liberty Broadband Corp Class A	3.9
Meta Platforms Inc Class A	3.3
47.1
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913344.101    6996-TSRA-0725

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Disruptive Finance ETF Fidelity® Disruptive Finance ETF : FDFF Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 57	0.50%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, an overweight in the United States and stock picks in the U.K. detracted from the fund's performance versus the MSCI All Country World Financials Equal Weighted Index Net MA for the fiscal year.
•By industry, market selection was the primary detractor, especially an overweight in transaction & payment processing services. Also hurting our result was stock picking in financial exchanges & data and consumer finance.
•The biggest individual relative detractor was our non-index stake in Flywire (-46%). The stock was not held at period end. The second-largest relative detractor was an overweight in Block (-4%). This period we increased our stake in Block, and the stock was among the fund's biggest holdings at period end. Another notable relative detractor was our stake in Coinbase Global (-24%). The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Japan and security selection in the United States contributed to the fund's performance versus the industry index.
•By industry, the biggest contributor to performance versus the industry index was security selection in application software. Stock picking in transaction & payment processing services also boosted the fund's relative performance. An overweight in financial exchanges & data helped as well.
•The fund's non-index stake in MicroStrategy gained about 164% and was the top individual relative contributor. This period we reduced our stake in MicroStrategy. The second-largest relative contributor was an overweight in Toast (+76%). This was a position we established this period. A non-index stake in Baldwin Insurance gained 17% and notably helped. The company was one of our largest holdings this period, though we decreased our stake during the period.
•Notable changes in positioning include a higher allocation to Netherlands. By industry, meaningful changes in positioning include decreased exposure to insurance brokers and a higher allocation to diversified financial services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Disruptive Finance ETF - NAV A	25.56%	12.86%	16.34%
MSCI All Country World Financials Equal Weighted Index A	28.46%	16.78%	17.76%
MSCI ACWI (All Country World Index) Index A	14.02%	13.75%	15.35%
A   From April 16, 2020
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$53,804,121
Number of Holdings	42
Total Advisory Fee	$227,720
Portfolio Turnover	22%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	87.1
Industrials	6.2
Information Technology	2.4
Consumer Discretionary	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 71.7
United Kingdom - 9.4
Netherlands - 5.3
Singapore - 3.5
Italy - 3.1
Spain - 3.0
Brazil - 2.4
Norway - 1.6

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	6.5
Visa Inc Class A	6.3
Adyen NV	5.3
Capital One Financial Corp	5.1
Equifax Inc	5.0
Blackrock Inc	4.6
AvidXchange Holdings Inc	4.6
Apollo Global Management Inc	4.2
Block Inc Class A	4.1
DBS Group Holdings Ltd	3.5
49.2
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913345.101    6997-TSRA-0725

Item 2.

Code of Ethics

As of the end of the period, May 31, 2025, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Disruptors ETF (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptors ETF	$23,800	$-	$8,000	$400

May 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptors ETF	$12,500	$-	$7,500	$400

A Amounts may reflect rounding.

B Fidelity Disruptors ETF commenced operations on June 16, 2023.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF (the “Funds”):

Services Billed by PwC

May 31, 2025 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation ETF	$36,600	$-	$8,200	$1,100
Fidelity Disruptive Communications ETF	$36,600	$-	$8,200	$1,100
Fidelity Disruptive Finance ETF	$36,600	$-	$8,200	$1,100
Fidelity Disruptive Medicine ETF	$36,900	$-	$8,200	$1,100
Fidelity Disruptive Technology ETF	$36,900	$-	$8,200	$1,100

May 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Disruptive Automation ETF	$32,000	$-	$7,900	$900
Fidelity Disruptive Communications ETF	$32,000	$-	$7,900	$900
Fidelity Disruptive Finance ETF	$32,000	$-	$7,900	$900
Fidelity Disruptive Medicine ETF	$32,200	$-	$7,900	$900
Fidelity Disruptive Technology ETF	$32,200	$-	$7,900	$900

A Amounts may reflect rounding.
B Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF commenced operations on June 9, 2023.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2025A	May 31, 2024A,B
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$3,964,900	$935,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptors ETF’s commencement of operations.

Services Billed by PwC

	May 31, 2025A	May 31, 2024 A,B
Audit-Related Fees	$9,845,100	$9,367,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2025A	May 31, 2024A,B,C
Deloitte Entities	$4,479,600	$5,167,400
PwC	$14,924,100	$14,907,400

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Disruptors ETF’s commencement of operations.

C May include amounts billed prior to the Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of May 14, 2025, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomas Kennedy, Karen Peetz, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Disruptors ETF

Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptors ETF
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Domestic Equity Funds - 81.2%
	Shares	Value ($)
Fidelity Disruptive Communications ETF (a)	468,845	19,002,280
Fidelity Disruptive Finance ETF (a)	508,453	18,992,302
Fidelity Disruptive Medicine ETF (a)	732,888	17,143,868
Fidelity Disruptive Technology ETF (a)	510,611	18,111,980
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,673,315)		73,250,430

International Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Disruptive Automation ETF (a) (Cost $12,368,279)	594,019	16,977,054

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $299,602)	4.32	299,542	299,602

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $69,341,196)	90,527,086
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(278,955)
NET ASSETS - 100.0%	90,248,131

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	108,572	259,134	68,104	14,834	-	-	299,602	299,542	0.0%
Fidelity Securities Lending Cash Central Fund	2,627,750	11,909,133	14,536,883	79,084	-	-	-	-	0.0%
Total	2,736,322	12,168,267	14,604,987	93,918	-	-	299,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Disruptive Automation ETF	17,401,255	1,161,803	3,255,849	78,291	1,181,321	488,524	16,977,054	594,019
Fidelity Disruptive Communications ETF	22,010,331	-	6,535,346	16,383	1,898,131	1,629,164	19,002,280	468,845
Fidelity Disruptive Finance ETF	19,652,013	-	5,067,393	161,635	1,490,890	2,916,792	18,992,302	508,453
Fidelity Disruptive Medicine ETF	16,712,709	3,644,573	3,264,021	72,556	176,421	(125,814)	17,143,868	732,888
Fidelity Disruptive Technology ETF	19,967,527	-	4,494,228	-	1,553,062	1,085,619	18,111,980	510,611
	95,743,835	4,806,376	22,616,837	328,865	6,299,825	5,994,285	90,227,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	73,250,430	73,250,430	-	-

International Equity Funds	16,977,054	16,977,054	-	-

Money Market Funds	299,602	299,602	-	-
Total Investments in Securities:	90,527,086	90,527,086	-	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $299,602)	$299,602
Other affiliated issuers (cost $69,041,594)	90,227,484

Total Investment in Securities (cost $69,341,196)		$90,527,086
Cash		2,147
Receivable for investments sold		2,388,212
Distributions receivable from Fidelity Central Funds		1,122
Total assets		92,918,567
Liabilities
Payable for investments purchased	$2,670,436
Total liabilities		2,670,436
Net Assets		$90,248,131
Net Assets consist of:
Paid in capital		$83,675,300
Total accumulated earnings (loss)		6,572,831
Net Assets		$90,248,131
Net Asset Value, offering price and redemption price per share ($90,248,131 ÷ 2,825,062 shares)		$31.95
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends:
Affiliated issuers		$328,865
Income from Fidelity Central Funds (including $79,084 from security lending)		93,918
Total income		422,783
Expenses
Independent trustees' fees and expenses	$403
Total expenses		403
Net Investment income (loss)		422,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	218
Redemptions in-kind	5,534,439
Affiliated issuers	765,386
Total net realized gain (loss)		6,300,043
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	5,994,285
Total change in net unrealized appreciation (depreciation)		5,994,285
Net gain (loss)		12,294,328
Net increase (decrease) in net assets resulting from operations		$12,716,708
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$422,380	$327,672
Net realized gain (loss)	6,300,043	3,076,867
Change in net unrealized appreciation (depreciation)	5,994,285	11,699,015
Net increase (decrease) in net assets resulting from operations	12,716,708	15,103,554
Distributions to shareholders	(419,859)	(204,878)

Share transactions
Proceeds from sales of shares	-	6,190,582
Cost of shares redeemed	(17,916,326)	(20,630,421)

Net increase (decrease) in net assets resulting from share transactions	(17,916,326)	(14,439,839)
Total increase (decrease) in net assets	(5,619,477)	458,837

Net Assets
Beginning of period	95,867,608	95,408,771
End of period	$90,248,131	$95,867,608

Other Information
Shares
Sold	-	225,397
Redeemed	(600,000)	(827,857)
Net increase (decrease)	(600,000)	(602,460)

See Organization and Reorganization Information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization Information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptors ETF

Years ended May 31,	2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.99	$23.69	$22.31	$29.44	$20.17
Income from Investment Operations
Net investment income (loss) B,C	.14	.09	(.10)	(.21)	(.21)
Net realized and unrealized gain (loss)	3.96	4.27	1.48	(6.54)	9.67
Total from investment operations	4.10	4.36	1.38	(6.75)	9.46
Distributions from net investment income	(.14)	(.06)	-	-	-
Distributions from net realized gain	-	-	-	(.38)	(.19)
Total distributions	(.14)	(.06)	-	(.38)	(.19)
Net asset value, end of period	$31.95	$27.99	$23.69	$22.31	$29.44
Total Return D,E	14.68%	18.43%	6.17%	(23.29)%	46.99%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H	.03%	.90%	1.00%	1.01% I
Expenses net of fee waivers, if any	- % H	-% H	.82%	1.00%	1.01% I
Expenses net of all reductions, if any	-% H	-% H	.82%	1.00%	1.01% I
Net investment income (loss)	.46%	.35%	(.50)%	(.69)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$90,248	$95,868	$95,409	$48,579	$141,385
Portfolio turnover rate J	5 % K	4% K	12%	22%	3%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DBased on net asset value.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity Disruptors ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective June 16, 2023, Fidelity Disruptors Fund (Predecessor Fund) reorganized into the newly created Fidelity Disruptors ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund for the fiscal year ended May 31, 2024 and prior reflect the financial information of the Predecessor Fund through June 16, 2023 (see Prior Fiscal Year Reorganization Information note).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,231,934
Gross unrealized depreciation	(1,349,767)
Net unrealized appreciation (depreciation)	$20,882,167
Tax Cost	$69,644,919

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,521
Capital loss carryforward	$(14,311,857)
Net unrealized appreciation (depreciation) on securities and other investments	$20,882,167

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,098,756)
Long-term	(9,213,101)
Total capital loss carryforward	$(14,311,857)

The tax character of distributions paid was as follows:

	May 31, 2025	May 31, 2024
Ordinary Income	$419,859	$204,878

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptors ETF	4,806,375	4,762,284

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptors ETF	-	17,854,552
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptors ETF	8,492	-	-
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Prior Fiscal Year Reorganization Information.
On June 16, 2023 the Fidelity Disruptors Fund (Predecessor Fund) reorganized into a newly created Fidelity Disruptors ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Disruptors Fund	98,438,042	8,954,987	98,615,698	3,944,631	.5736680000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Disruptors ETF	25	98,615,723

Pro forma results of operations of the combined entity for the entire period ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$327,689
Total net realized gain (loss)	3,076,867
Total change in net unrealized appreciation (depreciation)	11,699,015
Net increase (decrease) in net assets resulting from operations	$15,103,571

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since June 16, 2023.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Disruptors ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Disruptors ETF (the "Fund"), a fund of Fidelity Covington Trust, including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $20,797 of distributions paid during the fiscal year ended May 31, 2025, as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 43%, 43%, 43% and 31% of the dividends distributed in June 2024, September 2024, December 2024, and March 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 64.95%, 64.95%, 64.95% and 72.76% of the dividends distributed in June 2024, September 2024, December 2024, and March 2025, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.06%, 0.06%, 0.06% and 0.16% of the dividends distributed in June 2024, September 2024, December 2024 and March 2025, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.0054 and $.0029 for the dividend paid June 25, 2024.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disruptors ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.

Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year with representatives of the Investment Advisers relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on the fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group). The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for the Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9910203.101
DRE-ANN-0725
Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF

Annual Report
May 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptive Automation ETF
Fidelity® Disruptive Communications ETF
Fidelity® Disruptive Finance ETF
Fidelity® Disruptive Medicine ETF
Fidelity® Disruptive Technology ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Disruptive Automation ETF
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 2.3%
Industrials - 2.3%
Machinery - 2.3%
ATS Corp (a)	93,873	2,716,971
CHINA - 8.0%
Consumer Discretionary - 2.3%
Automobiles - 2.3%
BYD Co Ltd H Shares	55,392	2,774,863
Industrials - 5.7%
Machinery - 5.7%
Airtac International Group	75,139	2,343,698
Estun Automation Co Ltd A Shares (China)	327,072	873,131
Shenzhen Inovance Technology Co Ltd A Shares (China) (a)	400,044	3,654,973
		6,871,802
TOTAL CHINA		9,646,665
FRANCE - 2.1%
Information Technology - 2.1%
Software - 2.1%
Dassault Systemes SE	67,927	2,545,215
GERMANY - 4.4%
Industrials - 3.3%
Industrial Conglomerates - 3.3%
Siemens AG	16,348	3,931,503
Information Technology - 1.1%
Software - 1.1%
Nemetschek SE	10,183	1,414,068
TOTAL GERMANY		5,345,571
IRELAND - 1.1%
Information Technology - 1.1%
IT Services - 1.1%
Accenture PLC Class A	4,227	1,339,198
JAPAN - 17.4%
Industrials - 15.4%
Machinery - 13.9%
Daifuku Co Ltd	119,518	3,212,729
FANUC Corp	103,775	2,789,546
Komatsu Ltd	65,142	2,001,862
MISUMI Group Inc	154,339	2,053,456
SMC Corp	8,933	3,361,631
THK Co Ltd	121,598	3,343,850
		16,763,074
Professional Services - 1.5%
Recruit Holdings Co Ltd	29,235	1,765,335
TOTAL INDUSTRIALS		18,528,409

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Keyence Corp	5,652	2,385,785
TOTAL JAPAN		20,914,194
SWEDEN - 3.3%
Industrials - 3.3%
Machinery - 3.3%
Epiroc AB A Shares	89,205	1,995,887
Sandvik AB	90,958	1,986,722

TOTAL SWEDEN		3,982,609
SWITZERLAND - 1.6%
Industrials - 1.6%
Machinery - 1.6%
Kardex Holding AG	6,457	1,918,270
TAIWAN - 7.7%
Industrials - 1.9%
Machinery - 1.9%
Hiwin Technologies Corp	309,693	2,324,354
Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
Taiwan Semiconductor Manufacturing Co Ltd	215,914	6,980,103
TOTAL TAIWAN		9,304,457
UNITED KINGDOM - 2.7%
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 1.4%
Renishaw PLC	48,958	1,695,264
Technology Hardware, Storage & Peripherals - 1.3%
Raspberry PI Ltd (a)(b)	228,002	1,608,184
TOTAL UNITED KINGDOM		3,303,448
UNITED STATES - 47.7%
Communication Services - 2.2%
Interactive Media & Services - 2.2%
Alphabet Inc Class C	15,110	2,611,763
Consumer Discretionary - 3.3%
Automobiles - 1.0%
Tesla Inc (a)	3,489	1,208,799
Broadline Retail - 2.3%
Amazon.com Inc (a)	13,300	2,726,633
TOTAL CONSUMER DISCRETIONARY		3,935,432

Health Care - 2.6%
Health Care Equipment & Supplies - 2.6%
Intuitive Surgical Inc (a)	5,716	3,157,175
Industrials - 19.0%
Aerospace & Defense - 5.4%
Axon Enterprise Inc (a)	7,132	5,351,568
Rocket Lab Corp (b)	41,374	1,108,409
		6,459,977
Electrical Equipment - 3.3%
AMETEK Inc	10,780	1,926,817
Rockwell Automation Inc	6,513	2,055,177
		3,981,994
Ground Transportation - 2.7%
Uber Technologies Inc (a)	39,172	3,296,716
Machinery - 7.6%
Caterpillar Inc	4,660	1,621,820
Deere & Co	11,526	5,835,153
Symbotic Inc Class A (a)(b)	59,651	1,710,194
		9,167,167
TOTAL INDUSTRIALS		22,905,854

Information Technology - 20.6%
Electronic Equipment, Instruments & Components - 1.1%
Teledyne Technologies Inc (a)	2,636	1,314,995
Semiconductors & Semiconductor Equipment - 8.0%
NVIDIA Corp	48,645	6,573,399
Teradyne Inc	39,503	3,104,936
		9,678,335
Software - 11.5%
Autodesk Inc (a)	5,985	1,772,278
Manhattan Associates Inc (a)	6,157	1,162,318
Microsoft Corp	3,642	1,676,631
PTC Inc (a)	41,206	6,935,794
Synopsys Inc (a)	5,023	2,330,572
		13,877,593
TOTAL INFORMATION TECHNOLOGY		24,870,923

TOTAL UNITED STATES		57,481,147
TOTAL COMMON STOCKS (Cost $100,601,964)		118,497,745

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,711,047	1,711,389
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	4,036,118	4,036,521
TOTAL MONEY MARKET FUNDS (Cost $5,747,910)			5,747,910

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $106,349,874)	124,245,655
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(3,748,115)
NET ASSETS - 100.0%	120,497,540

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	179,990	10,487,290	8,955,893	29,928	2	-	1,711,389	1,711,047	0.0%
Fidelity Securities Lending Cash Central Fund	1,508,950	35,950,683	33,423,112	84,201	-	-	4,036,521	4,036,118	0.0%
Total	1,688,940	46,437,973	42,379,005	114,129	2	-	5,747,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,611,763	2,611,763	-	-
Consumer Discretionary	6,710,295	6,710,295	-	-
Health Care	3,157,175	3,157,175	-	-
Industrials	63,179,772	63,179,772	-	-
Information Technology	42,838,740	42,838,740	-	-

Money Market Funds	5,747,910	5,747,910	-	-
Total Investments in Securities:	124,245,655	124,245,655	-	-
Fidelity® Disruptive Automation ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,792,198) - See accompanying schedule:
Unaffiliated issuers (cost $100,601,964)	$118,497,745
Fidelity Central Funds (cost $5,747,910)	5,747,910

Total Investment in Securities (cost $106,349,874)		$124,245,655
Cash		22,363
Dividends receivable		137,391
Reclaims receivable		148,303
Distributions receivable from Fidelity Central Funds		26,494
Other receivables		811
Total assets		124,581,017
Liabilities
Accrued management fee	$46,956
Collateral on securities loaned	4,036,521
Total liabilities		4,083,477
Net Assets		$120,497,540
Net Assets consist of:
Paid in capital		$112,021,493
Total accumulated earnings (loss)		8,476,047
Net Assets		$120,497,540
Net Asset Value, offering price and redemption price per share ($120,497,540 ÷ 4,205,492 shares)		$28.65
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$932,285
Income from Fidelity Central Funds (including $84,201 from security lending)		114,129
Total income		1,046,414
Expenses
Management fee	$514,936
Independent trustees' fees and expenses	443
Total expenses before reductions	515,379
Expense reductions	(577)
Total expenses after reductions		514,802
Net Investment income (loss)		531,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	952,827
Redemptions in-kind	2,851,421
Fidelity Central Funds	2
Foreign currency transactions	(35,574)
Total net realized gain (loss)		3,768,676
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,635,878
Assets and liabilities in foreign currencies	26,092
Total change in net unrealized appreciation (depreciation)		6,661,970
Net gain (loss)		10,430,646
Net increase (decrease) in net assets resulting from operations		$10,962,258
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$531,612	$425,134
Net realized gain (loss)	3,768,676	131,063
Change in net unrealized appreciation (depreciation)	6,661,970	3,058,893
Net increase (decrease) in net assets resulting from operations	10,962,258	3,615,090
Distributions to shareholders	(494,208)	(600,970)

Share transactions
Proceeds from sales of shares	19,814,724	8,359,190
Reinvestment of distributions	-	249,235
Cost of shares redeemed	(13,260,059)	(19,873,274)

Net increase (decrease) in net assets resulting from share transactions	6,554,665	(11,264,849)
Total increase (decrease) in net assets	17,022,715	(8,250,729)

Net Assets
Beginning of period	103,474,825	111,725,554
End of period	$120,497,540	$103,474,825

Other Information
Shares
Sold	700,000	323,637
Issued in reinvestment of distributions	-	9,878
Redeemed	(500,000)	(834,365)
Net increase (decrease)	200,000	(500,850)

See Organization and Reorganization Information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization Information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Automation ETF

Years ended May 31,	2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$25.83	$24.80	$22.33	$27.34	$17.80
Income from Investment Operations
Net investment income (loss) B,C	.14	.10	.05	(.09)	.02
Net realized and unrealized gain (loss)	2.81	1.07	2.42	(4.37)	9.60
Total from investment operations	2.95	1.17	2.47	(4.46)	9.62
Distributions from net investment income	(.13)	(.14)	-	-	(.06)
Distributions from net realized gain	-	-	-	(.55)	(.03)
Total distributions	(.13)	(.14)	-	(.55)	(.08) D
Net asset value, end of period	$28.65	$25.83	$24.80	$22.33	$27.34
Total Return E,F	11.45%	4.76%	11.05%	(16.75)%	54.13%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50%	.51%	.85%	1.00%	1.01% I
Expenses net of fee waivers, if any	.50%	.51%	.85%	1.00%	1.01% I
Expenses net of all reductions, if any	.50%	.50%	.85%	1.00%	1.01% I
Net investment income (loss)	.52%	.40%	.23%	(.33)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$120,498	$103,475	$111,726	$36,333	$111,910
Portfolio turnover rate J	33 % K	52% K	26% K	22%	14%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Communications ETF
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 2.3%
Communication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Quebecor Inc Class B	55,320	1,556,385
CHINA - 5.6%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	16,815	1,068,375
Consumer Discretionary - 4.1%
Broadline Retail - 4.1%
Alibaba Group Holding Ltd ADR	10,111	1,151,036
PDD Holdings Inc Class A ADR (a)	16,884	1,629,475
		2,780,511
TOTAL CHINA		3,848,886
INDIA - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd GDR (b)	13,476	886,721
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	31,890	395,147
KOREA (SOUTH) - 1.7%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
NAVER Corp	8,637	1,172,011
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	2,859	546,440
SINGAPORE - 7.2%
Communication Services - 7.2%
Entertainment - 7.2%
Sea Ltd Class A ADR (a)	30,832	4,944,528
SPAIN - 2.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Cellnex Telecom SA (b)(c)	45,870	1,756,242
TAIWAN - 4.3%
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,333	2,964,176
UNITED STATES - 72.9%
Communication Services - 33.7%
Entertainment - 7.1%
Netflix Inc (a)	1,648	1,989,515
Spotify Technology SA (a)	2,134	1,419,409
Take-Two Interactive Software Inc (a)	6,500	1,470,820
		4,879,744
Interactive Media & Services - 12.8%
Alphabet Inc Class A	20,152	3,460,905
Meta Platforms Inc Class A	3,501	2,266,863
Pinterest Inc Class A (a)	55,744	1,734,196
Reddit Inc Class A (a)	12,200	1,370,670
		8,832,634
Media - 8.2%
Comcast Corp Class A	32,976	1,139,980
EchoStar Corp Class A (a)	21,895	388,198
Liberty Broadband Corp Class A (a)	29,307	2,722,621
Magnite Inc (a)	87,000	1,423,320
		5,674,119
Wireless Telecommunication Services - 5.6%
Gogo Inc (a)(d)	84,559	897,171
T-Mobile US Inc	12,257	2,968,645
		3,865,816
TOTAL COMMUNICATION SERVICES		23,252,313

Consumer Discretionary - 5.1%
Broadline Retail - 5.1%
Amazon.com Inc (a)	17,315	3,549,748
Industrials - 4.1%
Construction & Engineering - 1.3%
Dycom Industries Inc (a)	3,862	887,951
Ground Transportation - 2.8%
Uber Technologies Inc (a)	22,876	1,925,244
TOTAL INDUSTRIALS		2,813,195

Information Technology - 25.1%
Communications Equipment - 4.1%
Arista Networks Inc	32,540	2,819,266
IT Services - 3.7%
Cloudflare Inc Class A (a)	7,061	1,171,349
Twilio Inc Class A (a)	11,851	1,394,863
		2,566,212
Semiconductors & Semiconductor Equipment - 5.7%
Impinj Inc (a)	4,083	465,829
NVIDIA Corp	25,514	3,447,707
		3,913,536
Software - 9.5%
Cadence Design Systems Inc (a)	4,913	1,410,375
Docusign Inc (a)	8,975	795,275
Microsoft Corp	2,119	975,503
Samsara Inc Class A (a)	23,490	1,093,225
Servicenow Inc (a)	847	856,393
Synopsys Inc (a)	1,231	571,159
Zoom Communications Inc Class A (a)	10,797	877,256
		6,579,186
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc	7,120	1,430,052
TOTAL INFORMATION TECHNOLOGY		17,308,252

Real Estate - 4.9%
Specialized REITs - 4.9%
American Tower Corp	15,799	3,391,255
TOTAL UNITED STATES		50,314,763
TOTAL COMMON STOCKS (Cost $49,003,989)		68,385,299

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	661,879	662,012
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	598,945	599,005
TOTAL MONEY MARKET FUNDS (Cost $1,261,017)			1,261,017

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $50,265,006)	69,646,316
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(587,423)
NET ASSETS - 100.0%	69,058,893

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,642,963 or 3.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,756,242 or 2.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	391,277	2,776,154	2,505,430	23,113	11	-	662,012	661,879	0.0%
Fidelity Securities Lending Cash Central Fund	-	9,148,573	8,549,568	260	-	-	599,005	598,945	0.0%
Total	391,277	11,924,727	11,054,998	23,373	11	-	1,261,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,749,854	33,749,854	-	-
Consumer Discretionary	6,330,259	6,330,259	-	-
Energy	886,721	886,721	-	-
Industrials	2,813,195	2,813,195	-	-
Information Technology	21,214,015	21,214,015	-	-
Real Estate	3,391,255	3,391,255	-	-

Money Market Funds	1,261,017	1,261,017	-	-
Total Investments in Securities:	69,646,316	69,646,316	-	-
Fidelity® Disruptive Communications ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value (including securities loaned of $577,768) - See accompanying schedule:
Unaffiliated issuers (cost $49,003,989)	$68,385,299
Fidelity Central Funds (cost $1,261,017)	1,261,017

Total Investment in Securities (cost $50,265,006)		$69,646,316
Cash		1,854
Foreign currency held at value (cost $9,863)		9,870
Dividends receivable		25,482
Distributions receivable from Fidelity Central Funds		2,444
Other receivables		441
Total assets		69,686,407
Liabilities
Accrued management fee	$28,509
Collateral on securities loaned	599,005
Total liabilities		627,514
Net Assets		$69,058,893
Net Assets consist of:
Paid in capital		$57,224,309
Total accumulated earnings (loss)		11,834,584
Net Assets		$69,058,893
Net Asset Value, offering price and redemption price per share ($69,058,893 ÷ 1,707,063 shares)		$40.45
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$304,992
Income from Fidelity Central Funds (including $260 from security lending)		23,373
Total income		328,365
Expenses
Management fee	$287,145
Independent trustees' fees and expenses	235
Total expenses before reductions	287,380
Expense reductions	(193)
Total expenses after reductions		287,187
Net Investment income (loss)		41,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	664,497
Redemptions in-kind	510,058
Fidelity Central Funds	11
Foreign currency transactions	(1,634)
Total net realized gain (loss)		1,172,932
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,398,443
Assets and liabilities in foreign currencies	128
Total change in net unrealized appreciation (depreciation)		8,398,571
Net gain (loss)		9,571,503
Net increase (decrease) in net assets resulting from operations		$9,612,681
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,178	$(56,473)
Net realized gain (loss)	1,172,932	2,695,971
Change in net unrealized appreciation (depreciation)	8,398,571	10,821,394
Net increase (decrease) in net assets resulting from operations	9,612,681	13,460,892
Distributions to shareholders	(39,184)	-

Share transactions
Proceeds from sales of shares	12,035,863	6,157,751
Cost of shares redeemed	(3,545,746)	(6,604,379)

Net increase (decrease) in net assets resulting from share transactions	8,490,117	(446,628)
Total increase (decrease) in net assets	18,063,614	13,014,264

Net Assets
Beginning of period	50,995,279	37,981,015
End of period	$69,058,893	$50,995,279

Other Information
Shares
Sold	300,000	203,661
Redeemed	(100,000)	(251,280)
Net increase (decrease)	200,000	(47,619)

See Organization and Reorganization Information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization Information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Communications ETF

Years ended May 31,	2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$33.84	$24.44	$23.29	$34.12	$23.21
Income from Investment Operations
Net investment income (loss) B,C	.03	(.04)	(.10) D	(.26)	(.26)
Net realized and unrealized gain (loss)	6.61	9.44	1.25	(8.93)	11.59
Total from investment operations	6.64	9.40	1.15	(9.19)	11.33
Distributions from net investment income	(.03)	-	-	-	- E
Distributions from net realized gain	-	-	-	(1.64)	(.41)
Total distributions	(.03)	-	-	(1.64)	(.42) F
Net asset value, end of period	$40.45	$33.84	$24.44	$23.29	$34.12
Total Return G,H	19.63%	38.49%	4.91%	(28.39)%	48.96%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.50%	.51%	.79%	.99% K	1.01% K
Expenses net of fee waivers, if any	.50%	.50%	.79%	.99% K	1.01% K
Expenses net of all reductions, if any	.50%	.50%	.79%	.99% K	1.01% K
Net investment income (loss)	.07%	(.14)%	(.44)% D	(.81)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$69,059	$50,995	$37,981	$7,746	$36,731
Portfolio turnover rate L	23 % M	35% M	31%	32%	39%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.53)%.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Finance ETF
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BRAZIL - 2.4%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (a)	228	584,430
Financials - 1.3%
Banks - 1.3%
NU Holdings Ltd/Cayman Islands Class A (a)	57,978	696,316
TOTAL BRAZIL		1,280,746
ITALY - 3.1%
Financials - 3.1%
Banks - 3.1%
FinecoBank Banca Fineco SpA	77,365	1,670,795
NETHERLANDS - 5.3%
Financials - 5.3%
Financial Services - 5.3%
Adyen NV (a)(b)(c)	1,478	2,835,478
NORWAY - 1.6%
Financials - 1.6%
Banks - 1.6%
DNB Bank ASA	34,105	913,151
SINGAPORE - 3.5%
Financials - 3.5%
Banks - 3.5%
DBS Group Holdings Ltd	53,763	1,864,145
SPAIN - 3.0%
Financials - 3.0%
Banks - 3.0%
Bankinter SA	123,337	1,588,088
UNITED KINGDOM - 9.4%
Financials - 9.4%
Capital Markets - 3.0%
London Stock Exchange Group PLC	10,750	1,633,072
Financial Services - 2.5%
Wise PLC Class A (a)	92,209	1,365,373
Insurance - 3.9%
Beazley PLC	58,579	744,671
Hiscox Ltd	77,337	1,313,963
		2,058,634
TOTAL UNITED KINGDOM		5,057,079
UNITED STATES - 69.3%
Financials - 59.9%
Banks - 0.9%
Pathward Financial Inc	6,368	497,022
Capital Markets - 17.2%
Ares Management Corp Class A	4,236	701,058
Blackrock Inc	2,530	2,479,122
Blue Owl Capital Inc Class A	48,307	902,375
Cboe Global Markets Inc	3,949	904,795
Intercontinental Exchange Inc	9,864	1,773,547
MarketAxess Holdings Inc	2,320	502,070
MSCI Inc	929	523,975
Tradeweb Markets Inc Class A	6,111	882,734
Virtu Financial Inc Class A	15,015	603,453
		9,273,129
Consumer Finance - 6.3%
Ally Financial Inc	18,098	633,430
Capital One Financial Corp	14,636	2,768,399
		3,401,829
Financial Services - 33.9%
Affirm Holdings Inc Class A (a)	11,954	620,413
Apollo Global Management Inc	17,120	2,237,413
AvidXchange Holdings Inc (a)	251,152	2,458,778
Block Inc Class A (a)	35,754	2,207,810
Corpay Inc (a)	2,041	663,550
Fiserv Inc (a)	4,629	753,555
Mastercard Inc Class A	5,928	3,471,437
PennyMac Financial Services Inc	5,060	485,760
Toast Inc Class A (a)	37,381	1,576,731
UWM Holdings Corp Class A	78,983	339,626
Visa Inc Class A	9,252	3,378,738
		18,193,811
Insurance - 1.6%
Baldwin Insurance Group Inc/The Class A (a)(d)	22,065	850,164
TOTAL FINANCIALS		32,215,955

Industrials - 6.2%
Professional Services - 6.2%
Equifax Inc	10,191	2,692,361
Verisk Analytics Inc	2,053	644,929
		3,337,290
Information Technology - 2.4%
Software - 2.4%
BILL Holdings Inc (a)(d)	6,348	277,280
MicroStrategy Inc Class A (a)(d)	2,694	994,248
		1,271,528
Real Estate - 0.8%
Residential REITs - 0.8%
American Homes 4 Rent Class A	12,818	485,161
TOTAL UNITED STATES		37,309,934
TOTAL COMMON STOCKS (Cost $36,836,369)		52,519,416

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	1,253,779	1,254,030
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	1,075,392	1,075,500
TOTAL MONEY MARKET FUNDS (Cost $2,329,530)			2,329,530

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $39,165,899)	54,848,946
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(1,044,825)
NET ASSETS - 100.0%	53,804,121

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,835,478 or 5.3% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,835,478 or 5.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,627	3,837,961	2,668,559	16,106	1	-	1,254,030	1,253,779	0.0%
Fidelity Securities Lending Cash Central Fund	1,661,325	31,341,766	31,927,591	7,372	-	-	1,075,500	1,075,392	0.0%
Total	1,745,952	35,179,727	34,596,150	23,478	1	-	2,329,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	584,430	584,430	-	-
Financials	46,841,007	46,841,007	-	-
Industrials	3,337,290	3,337,290	-	-
Information Technology	1,271,528	1,271,528	-	-
Real Estate	485,161	485,161	-	-

Money Market Funds	2,329,530	2,329,530	-	-
Total Investments in Securities:	54,848,946	54,848,946	-	-
Fidelity® Disruptive Finance ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,050,338) - See accompanying schedule:
Unaffiliated issuers (cost $36,836,369)	$52,519,416
Fidelity Central Funds (cost $2,329,530)	2,329,530

Total Investment in Securities (cost $39,165,899)		$54,848,946
Dividends receivable		48,373
Distributions receivable from Fidelity Central Funds		3,457
Other receivables		153
Total assets		54,900,929
Liabilities
Accrued management fee	$21,308
Collateral on securities loaned	1,075,500
Total liabilities		1,096,808
Net Assets		$53,804,121
Net Assets consist of:
Paid in capital		$46,481,790
Total accumulated earnings (loss)		7,322,331
Net Assets		$53,804,121
Net Asset Value, offering price and redemption price per share ($53,804,121 ÷ 1,444,580 shares)		$37.25
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$525,765
Income from Fidelity Central Funds (including $7,372 from security lending)		23,478
Total income		549,243
Expenses
Management fee	$227,720
Independent trustees' fees and expenses	193
Total expenses before reductions	227,913
Expense reductions	(454)
Total expenses after reductions		227,459
Net Investment income (loss)		321,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,771,849)
Redemptions in-kind	1,480,244
Fidelity Central Funds	1
Foreign currency transactions	(1,004)
Total net realized gain (loss)		(292,608)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,608,591
Assets and liabilities in foreign currencies	(106)
Total change in net unrealized appreciation (depreciation)		9,608,485
Net gain (loss)		9,315,877
Net increase (decrease) in net assets resulting from operations		$9,637,661
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$321,784	$358,033
Net realized gain (loss)	(292,608)	2,755,028
Change in net unrealized appreciation (depreciation)	9,608,485	5,959,154
Net increase (decrease) in net assets resulting from operations	9,637,661	9,072,215
Distributions to shareholders	(352,658)	(404,620)

Share transactions
Proceeds from sales of shares	7,537,055	2,694,257
Reinvestment of distributions	-	224,111
Cost of shares redeemed	(6,231,005)	(9,192,595)

Net increase (decrease) in net assets resulting from share transactions	1,306,050	(6,274,227)
Total increase (decrease) in net assets	10,591,053	2,393,368

Net Assets
Beginning of period	43,213,068	40,819,700
End of period	$53,804,121	$43,213,068

Other Information
Shares
Sold	200,000	100,156
Issued in reinvestment of distributions	-	9,007
Redeemed	(200,000)	(349,456)
Net increase (decrease)	-	(240,293)

See Organization and Reorganization Information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization Information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Finance ETF

Years ended May 31,	2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$29.91	$24.23	$29.04	$34.73	$22.63
Income from Investment Operations
Net investment income (loss) B,C	.24	.23	.12	.04	.21 D
Net realized and unrealized gain (loss)	7.37	5.70	(3.38)	(5.10)	12.24
Total from investment operations	7.61	5.93	(3.26)	(5.06)	12.45
Distributions from net investment income	(.27)	(.25)	-	(.08)	(.10)
Distributions from net realized gain	-	-	(1.55)	(.55)	(.25)
Total distributions	(.27)	(.25)	(1.55)	(.63)	(.35)
Net asset value, end of period	$37.25	$29.91	$24.23	$29.04	$34.73
Total Return E,F	25.56%	24.62%	(11.46)%	(14.88)%	55.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.50%	.51%	.86%	1.00%	1.01% I
Expenses net of fee waivers, if any	.50%	.50%	.86%	1.00%	1.01% I
Expenses net of all reductions, if any	.50%	.50%	.86%	1.00%	1.01% I
Net investment income (loss)	.71%	.84%	.48%	.12%	.72% D
Supplemental Data
Net assets, end of period (000 omitted)	$53,804	$43,213	$40,820	$18,486	$48,219
Portfolio turnover rate J	22 % K	34% K	22%	43%	18%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .49%.
EBased on net asset value.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Medicine ETF
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BELGIUM - 2.7%
Health Care - 2.7%
Pharmaceuticals - 2.7%
UCB SA	7,373	1,338,630
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (a)	15,469	446,281
CHINA - 1.3%
Health Care - 1.3%
Biotechnology - 1.3%
Zai Lab Ltd ADR (a)	21,715	654,490
DENMARK - 1.3%
Health Care - 1.3%
Biotechnology - 1.3%
Ascendis Pharma A/S ADR (a)	3,865	629,377
FRANCE - 2.2%
Health Care - 2.2%
Life Sciences Tools & Services - 2.2%
Sartorius Stedim Biotech	4,896	1,078,478
GERMANY - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	2,000	191,620
NETHERLANDS - 5.4%
Health Care - 5.4%
Biotechnology - 5.4%
Argenx SE ADR (a)	3,016	1,728,952
Merus NV (a)	14,000	784,980
Newamsterdam Pharma Co NV (a)(b)	9,400	170,234

TOTAL NETHERLANDS		2,684,166
SWITZERLAND - 1.5%
Health Care - 1.5%
Life Sciences Tools & Services - 1.5%
Lonza Group AG	1,063	735,188
UNITED STATES - 83.8%
Health Care - 83.8%
Biotechnology - 20.9%
Alnylam Pharmaceuticals Inc (a)	6,038	1,838,933
Arcellx Inc (a)	2,464	152,916
Cogent Biosciences Inc (a)	29,200	158,848
Crinetics Pharmaceuticals Inc (a)(b)	19,000	579,690
Cytokinetics Inc (a)(b)	11,735	364,020
Day One Biopharmaceuticals Inc (a)(b)	20,300	129,513
Denali Therapeutics Inc (a)	13,900	184,036
Disc Medicine Inc (a)	3,900	182,052
Dyne Therapeutics Inc (a)(b)	27,200	325,312
Exact Sciences Corp (a)	30,936	1,741,078
Immunovant Inc (a)(b)	11,100	164,835
Janux Therapeutics Inc (a)	14,042	334,200
Kymera Therapeutics Inc (a)	6,900	204,516
Legend Biotech Corp ADR (a)	40,059	1,159,708
MoonLake Immunotherapeutics Class A (a)(b)	11,600	452,516
Natera Inc (a)	1,927	303,946
Nurix Therapeutics Inc (a)	12,700	135,001
Regeneron Pharmaceuticals Inc	2,000	980,560
Stoke Therapeutics Inc (a)(b)	28,200	269,028
Vaxcyte Inc (a)(b)	9,385	304,919
Veracyte Inc (a)	14,700	391,167
		10,356,794
Health Care Equipment & Supplies - 36.9%
Align Technology Inc (a)	2,645	478,586
Boston Scientific Corp (a)	30,000	3,157,800
Dexcom Inc (a)	13,207	1,133,161
Edwards Lifesciences Corp (a)	16,129	1,261,610
Glaukos Corp (a)	5,900	556,311
Inspire Medical Systems Inc (a)(b)	6,624	915,437
Insulet Corp (a)	6,413	2,084,417
Intuitive Surgical Inc (a)	3,400	1,877,956
iRhythm Technologies Inc (a)	2,803	393,822
Kestra Medical Technologies Ltd	15,600	351,312
Masimo Corp (a)	7,488	1,216,800
Outset Medical Inc (a)	15,418	270,894
Penumbra Inc (a)	6,186	1,651,476
PROCEPT BioRobotics Corp (a)(b)	9,900	574,200
ResMed Inc	3,044	745,141
Stryker Corp	3,272	1,251,998
Tandem Diabetes Care Inc (a)(b)	18,678	370,198
		18,291,119
Health Care Providers & Services - 8.3%
agilon health Inc (a)	283,494	629,357
Astrana Health Inc (a)(b)	12,500	309,875
LifeStance Health Group Inc (a)	183,746	1,091,451
Privia Health Group Inc (a)	33,946	772,611
UnitedHealth Group Inc	4,277	1,291,269
		4,094,563
Health Care Technology - 9.5%
Doximity Inc Class A (a)	11,973	623,674
Phreesia Inc (a)	24,534	600,837
Veeva Systems Inc Class A (a)	6,381	1,784,766
Waystar Holding Corp (a)	42,048	1,681,079
		4,690,356
Life Sciences Tools & Services - 6.2%
Bruker Corp	10,463	383,992
Danaher Corp	8,686	1,649,471
Thermo Fisher Scientific Inc	1,807	727,896
West Pharmaceutical Services Inc	1,620	341,577
		3,102,936
Pharmaceuticals - 2.0%
Eli Lilly & Co	1,213	894,794
Structure Therapeutics Inc ADR (a)	6,300	137,088
		1,031,882
TOTAL UNITED STATES		41,567,650
TOTAL COMMON STOCKS (Cost $44,071,529)		49,325,880

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	315,996	316,059
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	2,690,999	2,691,268
TOTAL MONEY MARKET FUNDS (Cost $3,007,327)			3,007,327

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $47,078,856)	52,333,207
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(2,724,181)
NET ASSETS - 100.0%	49,609,026

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	460,863	5,834,221	5,979,026	16,245	1	-	316,059	315,996	0.0%
Fidelity Securities Lending Cash Central Fund	3,522,700	42,595,919	43,427,351	1,928	-	-	2,691,268	2,690,999	0.0%
Total	3,983,563	48,430,140	49,406,377	18,173	1	-	3,007,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	49,325,880	49,325,880	-	-

Money Market Funds	3,007,327	3,007,327	-	-
Total Investments in Securities:	52,333,207	52,333,207	-	-
Fidelity® Disruptive Medicine ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,613,619) - See accompanying schedule:
Unaffiliated issuers (cost $44,071,529)	$49,325,880
Fidelity Central Funds (cost $3,007,327)	3,007,327

Total Investment in Securities (cost $47,078,856)		$52,333,207
Cash		8,381
Dividends receivable		26,331
Distributions receivable from Fidelity Central Funds		1,648
Other receivables		4,354
Total assets		52,373,921
Liabilities
Payable for investments purchased	$52,839
Accrued management fee	20,788
Collateral on securities loaned	2,691,268
Total liabilities		2,764,895
Net Assets		$49,609,026
Net Assets consist of:
Paid in capital		$58,686,050
Total accumulated earnings (loss)		(9,077,024)
Net Assets		$49,609,026
Net Asset Value, offering price and redemption price per share ($49,609,026 ÷ 2,123,806 shares)		$23.36
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$117,435
Foreign Tax Reclaims		11,210
Income from Fidelity Central Funds (including $1,928 from security lending)		18,173
Income before foreign taxes withheld		$146,818
Less foreign taxes withheld		(5,282)
Total income		141,536
Expenses
Management fee	$265,017
Independent trustees' fees and expenses	229
Total expenses before reductions	265,246
Expense reductions	(325)
Total expenses after reductions		264,921
Net Investment income (loss)		(123,385)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,830,964)
Fidelity Central Funds	1
Foreign currency transactions	(103)
Total net realized gain (loss)		(2,831,066)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,877,942
Assets and liabilities in foreign currencies	402
Total change in net unrealized appreciation (depreciation)		2,878,344
Net gain (loss)		47,278
Net increase (decrease) in net assets resulting from operations		$(76,107)
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(123,385)	$(68,700)
Net realized gain (loss)	(2,831,066)	(373,863)
Change in net unrealized appreciation (depreciation)	2,878,344	(672,987)
Net increase (decrease) in net assets resulting from operations	(76,107)	(1,115,550)
Distributions to shareholders	(239,990)	-

Share transactions
Proceeds from sales of shares	-	11,592,851
Cost of shares redeemed	-	(3,749,043)

Net increase (decrease) in net assets resulting from share transactions	-	7,843,808
Total increase (decrease) in net assets	(316,097)	6,728,258

Net Assets
Beginning of period	49,925,123	43,196,865
End of period	$49,609,026	$49,925,123

Other Information
Shares
Sold	-	500,368
Redeemed	-	(149,500)
Net increase (decrease)	-	350,868

See Organization and Reorganization Information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization Information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Medicine ETF

Years ended May 31,	2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.51	$24.36	$22.08	$28.82	$24.52
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.03)	(.11)	(.20)	(.16)
Net realized and unrealized gain (loss)	.02	(.82)	2.39	(6.25)	4.66
Total from investment operations	(.04)	(.85)	2.28	(6.45)	4.50
Distributions from net investment income	(.11)	-	-	-	-
Distributions from net realized gain	-	-	-	(.29)	(.20)
Total distributions	(.11)	-	-	(.29)	(.20)
Net asset value, end of period	$23.36	$23.51	$24.36	$22.08	$28.82
Total Return D,E	(.19) %	(3.50)%	10.34%	(22.68)%	18.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50%	.51%	.84%	1.00%	1.01% H
Expenses net of fee waivers, if any	.50%	.50%	.84%	1.00%	1.01% H
Expenses net of all reductions, if any	.50%	.50%	.84%	1.00%	1.01% H
Net investment income (loss)	(.23)%	(.14)%	(.51)%	(.70)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$49,609	$49,925	$43,197	$11,027	$32,331
Portfolio turnover rate I	30%	33% J	39%	47%	44%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Disruptive Technology ETF
Schedule of Investments May 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 1.5%
Information Technology - 1.5%
Software - 1.5%
WiseTech Global Ltd	36,012	2,487,309
CANADA - 2.1%
Information Technology - 2.1%
IT Services - 2.1%
Shopify Inc Class A (United States) (a)	33,541	3,596,266
CHINA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
PDD Holdings Inc Class A ADR (a)	24,220	2,337,472
GERMANY - 3.3%
Information Technology - 3.3%
Software - 3.3%
SAP SE	18,566	5,605,375
IRELAND - 1.6%
Information Technology - 1.6%
IT Services - 1.6%
Accenture PLC Class A	8,754	2,773,442
ISRAEL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Global-e Online Ltd (a)	81,096	2,584,530
JAPAN - 3.2%
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	15,332	1,823,602
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	71,120	3,641,134
TOTAL JAPAN		5,464,736
KOREA (SOUTH) - 2.7%
Information Technology - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co Ltd	112,775	4,586,871
NETHERLANDS - 6.0%
Communication Services - 1.4%
Entertainment - 1.4%
Universal Music Group NV	72,918	2,331,500
Universal Music Group NV rights (a)(b)	72,918	23,182
		2,354,682
Financials - 1.0%
Financial Services - 1.0%
Adyen NV (a)(c)(d)	886	1,699,752
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
BE Semiconductor Industries NV	33,188	4,015,158
NXP Semiconductors NV	11,100	2,121,543
		6,136,701
TOTAL NETHERLANDS		10,191,135
SINGAPORE - 2.6%
Communication Services - 2.6%
Entertainment - 2.6%
Sea Ltd Class A ADR (a)	27,939	4,480,577
TAIWAN - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	45,488	8,793,740
UNITED STATES - 67.0%
Communication Services - 13.5%
Entertainment - 4.5%
Netflix Inc (a)	3,213	3,878,830
Spotify Technology SA (a)	5,690	3,784,647
		7,663,477
Interactive Media & Services - 6.1%
Alphabet Inc Class C	11,000	1,901,350
Meta Platforms Inc Class A	12,919	8,364,923
		10,266,273
Media - 1.8%
Magnite Inc (a)	183,000	2,993,880
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	7,837	1,898,121
TOTAL COMMUNICATION SERVICES		22,821,751

Consumer Discretionary - 5.9%
Broadline Retail - 4.9%
Amazon.com Inc (a)	40,567	8,316,641
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (a)	13,701	1,767,429
TOTAL CONSUMER DISCRETIONARY		10,084,070

Financials - 2.6%
Financial Services - 2.6%
Block Inc Class A (a)	20,097	1,240,990
Toast Inc Class A (a)	76,368	3,221,202
		4,462,192
Industrials - 1.1%
Ground Transportation - 1.1%
Uber Technologies Inc (a)	22,611	1,902,942
Information Technology - 43.9%
Semiconductors & Semiconductor Equipment - 10.9%
Marvell Technology Inc	105,538	6,352,332
Micron Technology Inc	19,790	1,869,363
NVIDIA Corp	75,737	10,234,342
		18,456,037
Software - 31.6%
Adobe Inc (a)	5,293	2,197,071
Atlassian Corp Class A (a)	10,670	2,215,412
Crowdstrike Holdings Inc Class A (a)	5,343	2,518,530
CyberArk Software Ltd (a)	7,300	2,794,294
Datadog Inc Class A (a)	36,984	4,359,674
HubSpot Inc (a)	6,530	3,852,047
Intuit Inc	4,236	3,191,699
Microsoft Corp	23,763	10,939,535
Monday.com Ltd (a)	13,119	3,902,771
Palo Alto Networks Inc (a)	19,980	3,844,552
Salesforce Inc	8,386	2,225,393
Synopsys Inc (a)	9,174	4,256,553
Workday Inc Class A (a)	16,317	4,041,884
Zscaler Inc (a)	11,500	3,170,550
		53,509,965
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc	12,225	2,455,391
TOTAL INFORMATION TECHNOLOGY		74,421,393

TOTAL UNITED STATES		113,692,348
TOTAL COMMON STOCKS (Cost $119,413,196)		166,593,801

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,252,612)	4.32	3,251,962	3,252,612

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $122,665,808)	169,846,413
NET OTHER ASSETS (LIABILITIES) - 0.0%	35,736
NET ASSETS - 100.0%	169,882,149

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,699,752 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,699,752 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	385,903	19,286,621	16,419,918	35,934	6	-	3,252,612	3,251,962	0.0%
Fidelity Securities Lending Cash Central Fund	1,251,475	18,345,425	19,596,900	332	-	-	-	-	0.0%
Total	1,637,378	37,632,046	36,016,818	36,266	6	-	3,252,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,657,010	29,657,010	-	-
Consumer Discretionary	15,006,072	15,006,072	-	-
Financials	6,161,944	6,161,944	-	-
Health Care	1,823,602	1,823,602	-	-
Industrials	1,902,942	1,902,942	-	-
Information Technology	112,042,231	112,042,231	-	-

Money Market Funds	3,252,612	3,252,612	-	-
Total Investments in Securities:	169,846,413	169,846,413	-	-
Fidelity® Disruptive Technology ETF
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $119,413,196)	$166,593,801
Fidelity Central Funds (cost $3,252,612)	3,252,612

Total Investment in Securities (cost $122,665,808)		$169,846,413
Cash		34,570
Foreign currency held at value (cost $213)		217
Dividends receivable		82,898
Distributions receivable from Fidelity Central Funds		9,022
Other receivables		1,798
Total assets		169,974,918
Liabilities
Payable for investments purchased on a delayed delivery basis	$23,183
Accrued management fee	69,586
Total liabilities		92,769
Net Assets		$169,882,149
Net Assets consist of:
Paid in capital		$155,311,988
Total accumulated earnings (loss)		14,570,161
Net Assets		$169,882,149
Net Asset Value, offering price and redemption price per share ($169,882,149 ÷ 4,788,469 shares)		$35.48
Statement of Operations
Year ended May 31, 2025
Investment Income
Dividends		$659,490
Income from Fidelity Central Funds (including $332 from security lending)		36,266
Total income		695,756
Expenses
Management fee	$798,270
Independent trustees' fees and expenses	679
Interest	689
Total expenses before reductions	799,638
Expense reductions	(480)
Total expenses after reductions		799,158
Net Investment income (loss)		(103,402)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,105,218)
Redemptions in-kind	2,832,666
Fidelity Central Funds	6
Foreign currency transactions	22,954
Total net realized gain (loss)		750,408
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,564,830
Assets and liabilities in foreign currencies	(1,802)
Total change in net unrealized appreciation (depreciation)		20,563,028
Net gain (loss)		21,313,436
Net increase (decrease) in net assets resulting from operations		$21,210,034
Statement of Changes in Net Assets

	Year ended May 31, 2025	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(103,402)	$(164,068)
Net realized gain (loss)	750,408	(4,743,993)
Change in net unrealized appreciation (depreciation)	20,563,028	29,876,530
Net increase (decrease) in net assets resulting from operations	21,210,034	24,968,469

Share transactions
Proceeds from sales of shares	7,407,195	32,417,022
Cost of shares redeemed	(6,812,611)	(10,852,977)

Net increase (decrease) in net assets resulting from share transactions	594,584	21,564,045
Total increase (decrease) in net assets	21,804,618	46,532,514

Net Assets
Beginning of period	148,077,531	101,545,017
End of period	$169,882,149	$148,077,531

Other Information
Shares
Sold	200,000	1,048,177
Redeemed	(200,000)	(434,792)
Net increase (decrease)	-	613,385

See Organization and Reorganization Information note regarding reorganization during the prior fiscal year.

Share activity is further described in Organization and Reorganization Information notes, and amounts for the prior fiscal years have been adjusted to reflect the impact of the change in capital structure associated with the merger. All financial information prior to the merger is that of the Predecessor Fund.

Financial Highlights
Fidelity® Disruptive Technology ETF

Years ended May 31,	2025	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$30.92	$24.32	$21.70	$33.25	$21.11
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.04)	(.09) D	(.26)	(.24)
Net realized and unrealized gain (loss)	4.58	6.64	2.97	(10.79)	12.51
Total from investment operations	4.56	6.60	2.88	(11.05)	12.27
Distributions from net realized gain	-	-	(.26)	(.50)	(.13)
Total distributions	-	-	(.26)	(.50)	(.13)
Net asset value, end of period	$35.48	$30.92	$24.32	$21.70	$33.25
Total Return E,F	14.72%	27.13%	13.45%	(33.85)%	58.13%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50%	.51%	.87%	.99% I	1.01% I
Expenses net of fee waivers, if any	.50%	.50%	.87%	.99% I	1.01% I
Expenses net of all reductions, if any	.50%	.50%	.87%	.99% I	1.01% I
Net investment income (loss)	(.06)%	(.14)%	(.42)% D	(.78)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$169,882	$148,078	$101,545	$34,802	$130,244
Portfolio turnover rate J	37 % K	25% K	28%	33%	29%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended May 31, 2025

1. Organization.
Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF and Fidelity Disruptive Technology ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity Disruptive Medicine ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 9, 2023, each Fidelity Disruptive Fund (Predecessor Fund) reorganized into the newly created exchange traded fund (ETF) as noted in the table below. Each Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of each Fund for the fiscal year ended May 31, 2024 and prior reflect the financial information of each Predecessor Fund through June 9, 2023 (see Prior Fiscal Year Reorganization Information note).

Current ETFs	Former Mutual Funds (Predecessor Funds)
Fidelity Disruptive Automation ETF	Fidelity Disruptive Automation Fund
Fidelity Disruptive Communications ETF	Fidelity Disruptive Communications Fund
Fidelity Disruptive Finance ETF	Fidelity Disruptive Finance Fund
Fidelity Disruptive Medicine ETF	Fidelity Disruptive Medicine Fund
Fidelity Disruptive Technology ETF	Fidelity Disruptive Technology Fund
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Disruptive Automation ETF	106,486,006	26,988,937	(9,229,288)	17,759,649
Fidelity Disruptive Communications ETF	50,539,132	22,882,951	(3,775,767)	19,107,184
Fidelity Disruptive Finance ETF	39,193,726	17,260,626	(1,605,406)	15,655,220
Fidelity Disruptive Medicine ETF	47,178,341	11,420,060	(6,265,194)	5,154,866
Fidelity Disruptive Technology ETF	122,781,535	53,467,319	(6,402,441)	47,064,878

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Disruptive Automation ETF	66,274	(9,361,027)	17,770,800
Fidelity Disruptive Communications ETF	-	(7,270,997)	19,107,047
Fidelity Disruptive Finance ETF	156,897	(8,490,003)	15,655,437
Fidelity Disruptive Medicine ETF	-	(14,096,079)	5,162,278
Fidelity Disruptive Technology ETF	-	(32,494,161)	47,064,322

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Disruptive Automation ETF	(2,643,814)	(6,717,213)	(9,361,027)
Fidelity Disruptive Communications ETF	(5,038,746)	(2,232,251)	(7,270,997)
Fidelity Disruptive Finance ETF	(4,394,274)	(4,095,729)	(8,490,003)
Fidelity Disruptive Medicine ETF	(7,303,431)	(6,792,648)	(14,096,079)
Fidelity Disruptive Technology ETF	(4,151,842)	(28,342,319)	(32,494,161)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2025 to May 31, 2025. Loss deferrals were as follows:
Ordinary losses ($)
Fidelity Disruptive Communications ETF	(1,466)
Fidelity Disruptive Medicine ETF	(143,223)

The tax character of distributions paid was as follows:

May 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Disruptive Automation ETF	494,208	494,208
Fidelity Disruptive Communications ETF	39,184	39,184
Fidelity Disruptive Finance ETF	352,658	352,658
Fidelity Disruptive Medicine ETF	239,990	239,990

May 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Disruptive Automation ETF	600,970	600,970
Fidelity Disruptive Finance ETF	404,620	404,620

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Disruptive Automation ETF	33,645,627	33,877,310
Fidelity Disruptive Communications ETF	12,869,252	13,475,968
Fidelity Disruptive Finance ETF	10,006,985	11,274,242
Fidelity Disruptive Medicine ETF	15,979,781	16,134,690
Fidelity Disruptive Technology ETF	57,732,831	60,645,834

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Disruptive Automation ETF	15,633,026	10,416,793
Fidelity Disruptive Communications ETF	10,649,030	1,503,137
Fidelity Disruptive Finance ETF	6,356,840	4,944,559
Fidelity Disruptive Technology ETF	6,591,515	6,086,957
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Disruptive Automation ETF	.50%
Fidelity Disruptive Communications ETF	.50%
Fidelity Disruptive Finance ETF	.50%
Fidelity Disruptive Medicine ETF	.50%
Fidelity Disruptive Technology ETF	.50%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Disruptive Automation ETF	571
Fidelity Disruptive Communications ETF	268
Fidelity Disruptive Finance ETF	463
Fidelity Disruptive Medicine ETF	513
Fidelity Disruptive Technology ETF	647

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Disruptive Technology ETF	Borrower	5,434,000	4.57%	689

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Disruptive Automation ETF	2,002,483	59,269	(1,106)
Fidelity Disruptive Communications ETF	1,148,630	2,424,154	1,207,661
Fidelity Disruptive Finance ETF	-	1,933,563	666,316
Fidelity Disruptive Medicine ETF	1,415,174	1,613,292	598,890
Fidelity Disruptive Technology ETF	3,853,545	2,927,067	(2,563,575)
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Disruptive Automation ETF	9,152	34	-
Fidelity Disruptive Communications ETF	20	-	-
Fidelity Disruptive Finance ETF	774	-	-
Fidelity Disruptive Medicine ETF	180	-	-
Fidelity Disruptive Technology ETF	35	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Disruptive Automation ETF	577
Fidelity Disruptive Communications ETF	193
Fidelity Disruptive Finance ETF	454
Fidelity Disruptive Medicine ETF	325
Fidelity Disruptive Technology ETF	480
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On June 9, 2023 each Fund (Predecessor Fund) reorganized into a newly created exchange traded fund (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of each Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. Each Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of each Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

Predecessor Funds	New ETFs
Fidelity Disruptive Automation Fund	Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications Fund	Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance Fund	Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine Fund	Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology Fund	Fidelity Disruptive Technology ETF

For financial reporting purposes, the assets and liabilities of each Predecessor Fund and shares issued by each ETF were recorded at fair value; however, the cost basis of the investments received from each Predecessor Fund were carried forward and will be utilized for purposes of each ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to each Predecessor Fund or their shareholders. Costs incurred in connection with the reorganization were paid by each Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Disruptive Automation Fund	111,001,230	9,648,810	111,488,793	4,459,561	.6686440000
Fidelity Disruptive Communications Fund	38,182,670	416,225	38,176,192	1,527,044	.4988520000
Fidelity Disruptive Finance Fund	41,565,870	1,661,222	41,616,228	1,664,653	.5240880000
Fidelity Disruptive Medicine Fund	43,523,861	4,291,008	43,537,456	1,741,504	.4511440000
Fidelity Disruptive Technology Fund	102,251,358	1,677,809	102,438,029	4,097,527	.5443240000

Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)

Fidelity Disruptive Automation ETF	25	111,488,818
Fidelity Disruptive Communications ETF	25	38,176,217
Fidelity Disruptive Finance ETF	25	41,616,253
Fidelity Disruptive Medicine ETF	25	43,537,481
Fidelity Disruptive Technology ETF	25	102,438,054

Pro forma results of operations of the combined entity for the entire period ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

ETF name	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations

Fidelity Disruptive Automation ETF	425,597	131,063	3,058,893	3,615,553
Fidelity Disruptive Communications ETF	(56,364)	2,695,971	10,821,394	13,461,001
Fidelity Disruptive Finance ETF	358,188	2,755,028	5,959,154	9,072,370
Fidelity Disruptive Medicine ETF	(68,608)	(373,863)	(672,987)	(1,115,458)
Fidelity Disruptive Technology ETF	(163,618)	(4,743,993)	29,876,530	24,968,919

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Predecessor Fund that has been included in each ETF's Statement of Operations since June 9, 2023.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, and Fidelity Disruptive Technology ETF (five of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Disruptive Automation ETF
June 2024	21%
September 2024	41%
March 2025	23%
Fidelity Disruptive Communications ETF
June 2024	100%
Fidelity Disruptive Finance ETF
June 2024	50%
September 2024	100%
December 2024	100%
March 2025	100%
Fidelity Disruptive Medicine ETF
June 2024	37%
December 2024	38%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Disruptive Automation ETF
June 2024	100%
September 2024	100%
March 2025	100%
Fidelity Disruptive Communications ETF
June 2024	100%
Fidelity Disruptive Finance ETF
June 2024	100%
September 2024	100%
December 2024	100%
March 2025	100%
Fidelity Disruptive Medicine ETF
June 2024	39.58%
December 2024	40.50%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Disruptive Automation ETF	$14,177

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Disruptive Automation ETF	06/25/24	$0.0401	$0.0179

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	38,080,283,823.03	97.17
Withheld	1,109,333,237.47	2.83
TOTAL	39,189,617,060.50	100.00
Robert A. Lawrence
Affirmative	37,781,807,251.33	96.41
Withheld	1,407,809,809.17	3.59
TOTAL	39,189,617,060.50	100.00
Vijay C. Advani
Affirmative	37,869,526,083.09	96.63
Withheld	1,320,090,977.41	3.37
TOTAL	39,189,617,060.50	100.00
Thomas P. Bostick
Affirmative	38,025,875,898.31	97.03
Withheld	1,163,741,162.19	2.97
TOTAL	39,189,617,060.50	100.00
Donald F. Donahue
Affirmative	37,825,198,238.79	96.52
Withheld	1,364,418,821.71	3.48
TOTAL	39,189,617,060.50	100.00
Vicki L. Fuller
Affirmative	38,031,768,119.99	97.05
Withheld	1,157,848,940.51	2.95
TOTAL	39,189,617,060.50	100.00
Patricia L. Kampling
Affirmative	38,062,391,881.90	97.12
Withheld	1,127,225,178.60	2.88
TOTAL	39,189,617,060.50	100.00
Thomas A. Kennedy
Affirmative	37,891,434,776.27	96.69
Withheld	1,298,182,284.23	3.31
TOTAL	39,189,617,060.50	100.00
Oscar Munoz
Affirmative	37,976,932,673.73	96.91
Withheld	1,212,684,386.77	3.09
TOTAL	39,189,617,060.50	100.00
Karen B. Peetz
Affirmative	38,011,822,212.28	96.99
Withheld	1,177,794,848.22	3.01
TOTAL	39,189,617,060.50	100.00
David M. Thomas
Affirmative	37,976,058,118.16	96.90
Withheld	1,213,558,942.34	3.10
TOTAL	39,189,617,060.50	100.00
Susan Tomasky
Affirmative	37,845,471,684.67	96.57
Withheld	1,344,145,375.83	3.43
TOTAL	39,189,617,060.50	100.00
Michael E. Wiley
Affirmative	37,736,569,620.69	96.29
Withheld	1,453,047,439.81	3.71
TOTAL	39,189,617,060.50	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Disruptive Automation ETF
Fidelity Disruptive Communications ETF
Fidelity Disruptive Finance ETF
Fidelity Disruptive Medicine ETF
Fidelity Disruptive Technology ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that each fund's advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9907221.101
DRA-ANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025